Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
For the year ended December 31, 2014, two charterers individually accounted for more than 10% of the Company’s voyage revenues, two charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2013, and one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2012 as follows:

Charterer	2014	2013	2012
A	39%	32%	22%
B	34%	12%	Less than 10%